UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended March 31, 2007
Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number:  028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles H. Witmer
Title:    Managing Member
Phone:    (212) 812-3080


Signature, Place and Date of Signing:

  /s/ Charles H. Witmer           New York, NY             May 15, 2007
-------------------------     --------------------     --------------------

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1
                                           ---------

Form 13F Information Table Entry Total:          11
                                           ---------

Form 13F Information Table Value Total:    $387,552
                                           ---------
                                            (thousands)


List of Other Included Managers:

Form 13F File Number            Name

 (1)  028-10559                    Eagle Capital Partners, LP
--------------------            --------------------------------

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                               TITLE                   VALUE   SHARES/    SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP    (x1000)  PRN AMNT   PRN  CALL  DISCRETION  MANAGR  SOLE(A)  SHARED(B)  NONE(C)
BERKSHIRE HATHAWAY INC DEL  CL A           084670108   25,831        237   SH         DEFINED     (1)                   237
CHAPARRAL STL CO DEL        COM            159423102   10,371    178,292   SH         DEFINED     (1)               178,292
COMCAST CORP NEW            CL A SPL       20030N200   28,631  1,124,100   SH         DEFINED     (1)             1,124,100
CROWN HOLDINGS INC          COM            228368106   21,985    898,800   SH         DEFINED     (1)               898,800
KAISER ALUMINUM CORP        COM PAR $0.01  483007704   83,477  1,070,216   SH         DEFINED     (1)             1,070,216
LIVE NATION INC             COM            538034109   22,486  1,019,300   SH         DEFINED     (1)             1,019,300
MEDIA GEN INC               CL A           584404107   33,878    887,800   SH         DEFINED     (1)               887,800
NAVISTAR INTL CORP NEW      COM            63934E108   40,507    885,400   SH         DEFINED     (1)               885,400
TEXAS INDS INC              COM            882491103   60,522    801,300   SH         DEFINED     (1)               801,300
USA MOBILITY INC            COM            90341G103   20,720  1,039,614   SH         DEFINED     (1)             1,039,614
WHIRLPOOL CORP              COM            963320106   39,144    461,000   SH         DEFINED     (1)               461,000
Total                                                 387,552





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